Sprott Focus Trust
Schedule of Investments (Unaudited)	March 31, 2026

Security Description	Shares	Value
COMMON STOCKS (88.69%)
Consumer Discretionary (8.57%)
Automobile Components (0.82%)
Gentex Corp.	120,000	$2,622,000

Automobiles (2.63%)
Thor Industries, Inc.(a)	105,000	8,388,450

Diversified Consumer Services (1.64%)
H&R Block, Inc.	165,000	5,237,100

Specialty Retail (3.48%)
Buckle, Inc.	220,000	11,079,200

Total Consumer Discretionary
(Cost $20,522,369)		27,326,750

Consumer Staples (4.22%)
Food Products (4.22%)
Cal-Maine Foods, Inc.(a)	170,000	13,455,500

Total Consumer Staples
(Cost $9,629,155)		13,455,500

Energy (16.47%)
Energy Equipment & Services (11.68%)
Helmerich & Payne, Inc.	410,000	14,772,300
Pason Systems, Inc.	1,390,000	13,229,531
SLB Ltd.	105,000	5,395,950
Smart Sand, Inc.	750,000	3,840,000
		37,237,781

Oil, Gas & Consumable Fuels (4.79%)
Exxon Mobil Corp.	90,000	15,269,400

Total Energy
(Cost $32,726,958)		52,507,181

Financials (10.13%)
Capital Markets (10.13%)
Artisan Partners Asset Management, Inc.	267,500	9,734,325
Ashmore Group PLC	3,000,000	8,394,274
Federated Hermes, Inc.	250,000	14,177,500
		32,306,099

Total Financials
(Cost $23,110,291)		32,306,099

Industrials (6.94%)
Commercial Services & Supplies (2.92%)
Societe BIC SA	150,000	9,310,374

Marine Transportation (4.02%)
Clarkson PLC	210,000	12,813,776

Total Industrials
(Cost $16,966,289)		22,124,150
Security Description	Shares	Value
Information Technology (2.37%)
Electronic Equipment, Instruments & Components (1.69%)
Vishay Intertechnology, Inc.(a)	300,000	$5,400,000

Semiconductors & Semiconductor Equipment (0.68%)
Cirrus Logic, Inc.(b)	15,000	2,169,300

Total Information Technology
(Cost $6,561,464)		7,569,300

Materials (36.38%)
Chemicals (9.33%)
CF Industries Holdings, Inc.	110,000	14,282,400
Westlake Corp.(a)	132,500	15,478,650
		29,761,050

Metals & Mining (27.05%)
Agnico Eagle Mines Ltd.	47,500	9,641,550
Alamos Gold, Inc.	110,000	4,887,300
Champion Iron Ltd.(a)	700,000	2,566,314
Major Drilling Group International, Inc.(a),(b)	1,230,000	14,164,762
Nucor Corp.	84,000	14,204,400
OR Royalties, Inc.	140,000	5,322,800
Pan American Silver Corp.	135,000	7,375,050
Reliance, Inc.	45,000	13,676,400
Steel Dynamics, Inc.	80,000	14,400,000
		86,238,576

Total Materials
(Cost $53,508,770)		115,999,626

Real Estate (3.61%)
Real Estate Management & Development (3.61%)
FRP Holdings, Inc.(b)	270,000	5,907,600
Marcus & Millichap, Inc.	210,000	5,583,900
		11,491,500

Total Real Estate
(Cost $11,272,405)		11,491,500

TOTAL COMMON STOCKS
(Cost $174,297,701)		282,780,106

Repurchase Agreement (7.13%)
Fixed Income Clearing Corporation, 1.06% dated 03/31/26, due 04/01/26, maturity value $22,729,194 (collateralized by obligations of various U.S. Treasury Note, 3.63% due 08/31/27, valued at $23,183,127)		22,728,524

Total Repurchase Agreements
(Cost $22,728,524)		22,728,524

See Notes to Financial Statements.

1 | March 31, 2026

Sprott Focus Trust
Schedule of Investments (Unaudited)	March 31, 2026

Security Description	Shares	Value
Securities Lending Collateral (1.97%)
State Street Navigator Securities Lending Government Money Market Portfolio(c)	6,267,988	$6,267,988

Total Securities Lending Collateral
(Cost $6,267,988)		6,267,988

Closed End Fund (3.89%)
ASA Gold & Precious Metals Ltd.	200,000	12,406,000

Total Closed End Funds
(Cost $4,420,351)		12,406,000

TOTAL INVESTMENTS (101.68%)
(Cost $207,714,564)		324,182,618
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.68%)		(5,359,731)
NET ASSETS (100.00%)		$318,822,887

(a)	Security (or a portion of the security) is on loan. As of March 31, 2026, the market value of securities loaned was $34,643,458. The loaned securities were secured with cash collateral of $6,267,988 and non-cash collateral with a value of 28,586,324. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-Income producing.
(c)	Represents an investment of securities purchased from cash collateral received from lending of portfolio securities.

See Notes to Financial Statements.

2 | March 31, 2026

Sprott Focus Trust
Notes to Financial Statements (Unaudited)	March 31, 2026

Common Stock:

The Fund invests a significant amount of assets in common stock. The value of common stock held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the issuers of common stock held by the Fund participate or factors relating to specific companies in which the Fund invests.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that Sprott Asset Management USA, Inc. (the “Adviser”) has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The maturity associated with these securities is considered continuous.

Lending of Portfolio Securities:

The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. The Fund receives cash collateral, which may be invested by the lending agent in short-term instruments. Collateral for securities on loan is at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As of March 31, 2026, the cash collateral received by the Fund was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act registered money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the Fund, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included in the Schedule of Investments. The Fund could experience a delay in recovering its securities, a possible loss of income or value and record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. These loans involve the risk of delay in receiving additional collateral in the event that the collateral decreases below the value of the securities loaned and the risks of the loss of rights in the collateral should the borrower of the securities experience financial difficulties.

Pursuant to the current securities lending agreement, the Fund retains 80% of securities lending income (which excludes collateral investment expenses). Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. State Street bears all operational costs directly related to securities lending.

As of March 31, 2026, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	Total Collateral
$34,643,458	$6,267,988	$28,586,324	$34,854,312

All securities on loan are classified as Common Stock in the Fund’s Schedule of Investments as of March 31, 2026, with a contractual maturity of overnight and continuous.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Sprott Asset Management’s website (www.sprottfocustrust.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Information Classification: Confidential

3 | March 31, 2026